UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

            Investment Company Act file number    811-04727
                                              -------------------------

                      Phoenix Strategic Equity Series Fund
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

  Matthew A. Swendiman, Esq.            John R. Flores, Esq.
  Counsel & Chief Legal Officer for     Vice President, Litigation/Employment
  Registrant                            Counsel
  Phoenix Life Insurance Company        Phoenix Life Insurance Company
  One American Row                      One American Row
  Hartford, CT  06102                   Hartford, CT  06102
  ---------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: April 30
                                               ---------

                   Date of reporting period: January 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

Phoenix-Seneca Growth Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                                     SHARES          VALUE
                                                    --------     ------------
DOMESTIC COMMON STOCKS--92.2%

AEROSPACE & DEFENSE--5.6%
L-3 Communications Holdings, Inc.                     61,230     $  4,372,434
United Technologies Corp.                             51,890        5,224,285
                                                                 ------------
                                                                    9,596,719
                                                                 ------------
AIR FREIGHT & COURIERS--3.2%
FedEx Corp.                                           57,930        5,541,005

BIOTECHNOLOGY--3.5%
Amgen, Inc.(b)                                        98,050        6,102,632

COMMUNICATIONS EQUIPMENT--3.4%
QUALCOMM, Inc.                                       154,690        5,760,656

COMPUTER HARDWARE--7.1%
Dell, Inc.                                           153,040        6,390,950
International Business Machines Corp.                 61,580        5,752,804
                                                                 ------------
                                                                   12,143,754
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--2.8%
EMC Corp.(b)                                         373,650        4,894,815

DATA PROCESSING & OUTSOURCED SERVICES--4.8%
Alliance Data Systems Corp.(b)                        77,780        3,377,207
Automatic Data Processing, Inc.                      112,260        4,881,065
                                                                 ------------
                                                                    8,258,272
                                                                 ------------
DEPARTMENT STORES--3.4%
Penney (J.C.) Co., Inc.                              135,880        5,804,794

DIVERSIFIED CHEMICALS--2.6%
Dow Chemical Co. (The)                                91,160        4,530,652

FOOTWEAR--3.0%
NIKE, Inc. Class B                                    60,040        5,201,265

GENERAL MERCHANDISE STORES--2.6%
Target Corp.                                          88,780        4,507,361

HEALTH CARE EQUIPMENT--3.0%
Stryker Corp.                                        105,200        5,169,528

HEALTH CARE SERVICES--2.5%
Caremark Rx, Inc.(b)                                 109,780        4,292,398

HOTELS, RESORTS & CRUISE LINES--6.6%
Carnival Corp.                                       110,710        6,376,896


                                                     SHARES          VALUE
                                                    --------     ------------
DOMESTIC COMMON STOCKS (continued)

HOTELS, RESORTS & CRUISE LINES (CONTINUED)
Marriott International, Inc. Class A                  80,020     $  5,055,664
                                                                 ------------
                                                                   11,432,560
                                                                 ------------
HYPERMARKETS & SUPER CENTERS--2.6%
Costco Wholesale Corp.                                95,560        4,517,121

INDUSTRIAL CONGLOMERATES--2.6%
3M Co.                                                53,800        4,538,568

INTERNET SOFTWARE & SERVICES--2.4%
VeriSign, Inc.(b)                                    159,280        4,115,795

MANAGED HEALTH CARE--2.6%
UnitedHealth Group, Inc.                              49,390        4,390,771

MOVIES & ENTERTAINMENT--2.4%
Viacom, Inc. Class B                                 110,850        4,139,139

MULTI-LINE INSURANCE--2.9%
American International Group, Inc.                    74,000        4,905,460

OTHER DIVERSIFIED FINANCIAL SERVICES--2.6%
JPMorgan Chase                                       119,780        4,471,387

PAPER PRODUCTS--1.9%
Georgia-Pacific Corp.                                100,040        3,211,284

PERSONAL PRODUCTS--6.2%
Estee Lauder Cos., Inc. (The) Class A                 92,500        4,175,450
Gillette Co. (The)                                   127,610        6,472,379
                                                                 ------------
                                                                   10,647,829
                                                                 ------------
PHARMACEUTICALS--3.4%
Johnson & Johnson                                     91,100        5,894,170

SEMICONDUCTOR EQUIPMENT--1.9%
Applied Materials, Inc.(b)                           204,680        3,254,412

SEMICONDUCTORS--4.2%
Intel Corp.                                          207,140        4,650,293
Xilinx, Inc.                                          89,300        2,606,667
                                                                 ------------
                                                                    7,256,960
                                                                 ------------
SYSTEMS SOFTWARE--2.4%
Adobe Systems, Inc.                                   73,110        4,159,959
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $144,546,465)                                    158,739,266
-----------------------------------------------------------------------------

Phoenix-Seneca Growth Fund

                                                     SHARES          VALUE
                                                    --------     ------------
FOREIGN  COMMON STOCKS(c)--5.5%

COMMUNICATIONS EQUIPMENT--2.4%
Telefonaktiebolaget LM Ericsson ADR
  (Sweden)(b)                                        144,350     $  4,233,785

INDUSTRIAL CONGLOMERATES--3.1%
Tyco International Ltd. (United States)              146,740        5,303,184
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,972,460)                                        9,536,969
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $153,518,925)                                    168,276,235(a)

Other assets and liabilities, net--2.3%                             3,919,701
                                                                 ------------
NET ASSETS--100.0%                                               $172,195,936
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,685,144 and gross depreciation of $3,927,834 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $153,518,925.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix-Seneca Strategic Theme Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                                     SHARES          VALUE
                                                    --------     ------------
DOMESTIC COMMON STOCKS--91.8%

AEROSPACE & DEFENSE--6.8%
L-3 Communications Holdings, Inc.                     70,580     $  5,040,118
United Technologies Corp.                             58,500        5,889,780
                                                                 ------------
                                                                   10,929,898
                                                                 ------------
AIR FREIGHT & COURIERS--3.3%
FedEx Corp.                                           56,190        5,374,573

APPAREL RETAIL--3.9%
Chico's FAS, Inc.(b)                                 118,000        6,216,240

APPAREL, ACCESSORIES & LUXURY GOODS--4.2%
Coach, Inc.(b)                                       121,000        6,788,100

BIOTECHNOLOGY--3.5%
Amgen, Inc.(b)                                        89,300        5,558,032

COMMUNICATIONS EQUIPMENT--7.6%
Juniper Networks, Inc.(b)                            232,900        5,852,777
QUALCOMM, Inc.                                       172,700        6,431,348
                                                                 ------------
                                                                   12,284,125
                                                                 ------------
COMPUTER HARDWARE--7.0%
Dell, Inc.                                           133,700        5,583,312
International Business Machines Corp.                 59,800        5,586,516
                                                                 ------------
                                                                   11,169,828
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--3.8%
EMC Corp.(b)                                         464,500        6,084,950

DATA PROCESSING & OUTSOURCED SERVICES--2.1%
Alliance Data Systems Corp.(b)                        76,630        3,327,275

DEPARTMENT STORES--3.4%
Penney (J.C.) Co., Inc.                              126,700        5,412,624

HEALTH CARE SERVICES--3.0%
Caremark Rx, Inc.(b)                                 124,840        4,881,244

HOTELS, RESORTS & CRUISE LINES--4.3%
Carnival Corp.                                       120,260        6,926,976

HYPERMARKETS & SUPER CENTERS--3.1%
Costco Wholesale Corp.                               106,000        5,010,620

INDUSTRIAL CONGLOMERATES--5.3%
3M Co.                                                60,560        5,108,842


                                                     SHARES          VALUE
                                                    --------     ------------
DOMESTIC COMMON STOCKS (continued)

INDUSTRIAL CONGLOMERATES (CONTINUED)
General Electric Co.                                  95,700     $  3,457,641
                                                                 ------------
                                                                    8,566,483
                                                                 ------------

INTERNET SOFTWARE & SERVICES--3.3%
VeriSign, Inc.(b)                                    204,880        5,294,099

MANAGED HEALTH CARE--3.1%
UnitedHealth Group, Inc.                              56,200        4,996,180

MOVIES & ENTERTAINMENT--3.0%
Viacom, Inc. Class B                                 127,900        4,775,786

OTHER DIVERSIFIED FINANCIAL SERVICES--4.0%
JPMorgan Chase                                       171,100        6,387,163

PAPER PRODUCTS--3.2%
Georgia-Pacific Corp.                                161,480        5,183,508

PERSONAL PRODUCTS--3.4%
Estee Lauder Cos., Inc. (The) Class A                121,560        5,487,218

SEMICONDUCTOR EQUIPMENT--2.0%
Applied Materials, Inc.(b)                           205,120        3,261,408

SEMICONDUCTORS--5.6%
Intel Corp.                                          280,440        6,295,878
Xilinx, Inc.                                          93,730        2,735,979
                                                                 ------------
                                                                    9,031,857
                                                                 ------------
SYSTEMS SOFTWARE--2.9%
Adobe Systems, Inc.                                   83,120        4,729,528
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $134,853,475)                                    147,677,715
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--7.2%

COMMUNICATIONS EQUIPMENT--3.5%
Telefonaktiebolaget LM Ericsson ADR
  (Sweden)(b)                                        191,520        5,617,282

INDUSTRIAL CONGLOMERATES--3.7%
Tyco International Ltd. (United States)              163,630        5,913,588
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,851,569)                                      11,530,870
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $145,705,044)                                    159,208,585
-----------------------------------------------------------------------------

Phoenix-Seneca Strategic Theme Fund

                                        STANDARD &
                                          POOR'S     PAR VALUE
                                          RATING       (000)         VALUE
                                        ----------   ---------   ------------
SHORT-TERM INVESTMENTS--3.0%

COMMERCIAL PAPER--3.0%
UBS Finance Delaware LLC 2.47%,
  2/1/05                                   A-1+       $4,870     $  4,870,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,870,000)                                        4,870,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.0%
(IDENTIFIED COST $150,575,044)                                    164,078,585(a)

Other assets and liabilities, net--(2.0)%                          (3,295,645)
                                                                 ------------
NET ASSETS--100.0%                                               $160,782,940
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,965,137 and gross depreciation of $5,461,596 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $150,575,044.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. The preparation of Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

D. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Phoenix Strategic Equity Series Fund
            -----------------------------------------------------------------


By (Signature and Title)*   /s/ George R. Aylward
                         ----------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date     March 24, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ George R. Aylward
                         ----------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date     March 24, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*   /s/ Nancy G. Curtiss
                         ----------------------------------------------------
                            Nancy G. Curtiss, Treasurer
                            (principal financial officer)

Date     March 24, 2005
    -------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.